Share-Based Payment - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount Recognized In Equity Share Based Payment Arrangement | $	$ 5.1	$ 5.0	$ 2.9
With Condition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 12.53	$ 13.98
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days	3 years 9 months 18 days
Equity share-based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount Recognized In Equity Share Based Payment Arrangement | $	$ 11.9	$ 7.4
Equity share-based payment arrangements [member] | Without Condition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares	1,972,220	555,654
Weighted average share price | $ / shares	$ 7.3	$ 8.37
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days	1 year 6 months
Equity share-based payment arrangements [member] | With Condition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares	526,830	576,682
Equity share-based payment arrangements [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement		5 years
Equity share-based payment arrangements [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement		2 years